Off-Balance Sheet Financial Instruments - Summary of Amounts of Bank's Financial Instruments, with Off-Balance Sheet Risk (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Unused Lines of Credit and Standby Letters of Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 94,727
Commitments to Extend Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 2,366